Annual Fund Operating Expenses - AIG Multi-Asset Allocation Fund	Feb. 26, 2021
Class A
Operating Expenses:
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.11%
Acquired Fund Fees and Expenses	1.33%
Total Annual Fund Operating Expenses	1.54%	[1]
Class B
Operating Expenses:
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.65%
Other Expenses	0.24%
Acquired Fund Fees and Expenses	1.33%
Total Annual Fund Operating Expenses	2.32%	[1]
Class C
Operating Expenses:
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.65%
Other Expenses	0.20%
Acquired Fund Fees and Expenses	1.33%
Total Annual Fund Operating Expenses	2.28%	[1]

[1]	The Total Annual Fund Operating Expenses for the Class A, Class B and Class C shares do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table which reflects the operating expenses of each class and does not include Acquired Fund Fees and Expenses.